Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Net Revenue	$ 376,020	$ 334,219	$ 725,654	$ 651,008
Ireland
Segment Reporting Information [Line Items]
Net Revenue	88,724	69,337	174,085	130,331
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	98,130	84,822	184,531	169,858
United States
Segment Reporting Information [Line Items]
Net Revenue	147,370	139,458	289,049	274,933
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 41,796	$ 40,602	$ 77,989	$ 75,886